INVESTMENT IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN NON-CONSOLIDATED AFFILIATES [Abstract]
INVESTMENT IN NON-CONSOLIDATED AFFILIATES

(6) INVESTMENT IN NON-CONSOLIDATED AFFILIATES

Investment in non-consolidated affiliates as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
2010 Affiliate Company	12,926,810	13,103,822
2011 Affiliate Company	2,621,838	-
First 2012 Affiliate Company	-	-
Second 2012 Affiliate Company	-	28,927,154
Total carrying value	15,548,648	42,030,976

2010 Affiliate Company

On December 31, 2010, the Group acquired a 20% equity interest in 2010 Affiliate Company. On May 16, 2012, the Group received an additional 1.8% equity interest, pursuant to a purchase price adjustment, for a total equity interest of 21.8%. In addition, the Company has an option to acquire the remaining equity interest of 2010 Affiliate Company in one or more option exercises on or before December 30, 2013. The option is not recognized in the consolidated balance sheets as it is not legally detachable, separately exercisable, and net settleable. The Group recognizes the share of net income in 2010 Affiliate Company on a one-month lag basis, as the financial statements of 2010 Affiliate Company are not available within a sufficient time period.

The carrying amount and share of net income of investment in 2010 Affiliate Company as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Balance at the beginning of the year	12,680,000	12,926,810

Share of net income in non-consolidated affiliate	249,810	180,012
Amortization of identifiable intangible assets, net of tax	(3,000)	(3,000)
Total booked value under equity method	246,810	177,012

Carrying value at the end of the year	12,926,810	13,103,822

2011 Affiliate Company

On April 27, 2011, the Group invested RMB3,500,000 to obtain a 35% equity interest in a newly established 2011 Affiliate Company. The Group recognized its share of net loss on the investment in 2011 Affiliate Company on a one quarter lag basis, as the financial statements of 2011 Affiliate Company were not available within a sufficient time period. On February 23, 2012, the Group disposed of the 35% equity interest in 2011 Affiliate Company for proceeds of RMB3,500,000 which represents the amount of the original investment and realized a gain on disposal of RMB1,309,883 recognized in "other income (expense)".

The carrying amount and share of net loss of investment in 2011 Affiliate Company as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Balance at the beginning of the year	-	2,621,838

Investment in non-consolidated affiliate	3,500,000	-
Disposal of investment in non-consolidated affiliate	-	(2,190,117)
Total investment in non-consolidated affiliate	3,500,000	(2,190,117)

Share of net loss in non-consolidated affiliate	(878,162)	(431,721)

Carrying value at the end of the year	2,621,838	-

First 2012 Affiliate Company

On February 9, 2012, the Group invested RMB5,600,000 to obtain a 30% equity interest in a newly-established First 2012 Affiliate Company. The Group recognizes the share of net loss of investment in First 2012 Affiliate Company on a one quarter lag basis, as the financial statements of 2012 Affiliate Company were not available within a sufficient time period. During the year ended December 31, 2012, when the decline in the value of the Group's investment in First 2012 Affiliate Company was determined to be other-than-temporary under ASC 323, the Group recorded an impairment loss of RMB4,812,242 for First 2012 Affiliate Company, which was included in "impairment loss on equity method investment" in the consolidated statements of comprehensive income.

The carrying amount and share of net loss of investment in First 2012 Affiliate Company as of December 31, 2012 were as follows:

December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	5,600,000
Total investment in non-consolidated affiliate - cost	5,600,000

Share of net loss in non-consolidated affiliate	(787,758)
Impairment of investment in non-consolidated affiliate	(4,812,242)
Carrying value at the end of the year	-

Second 2012 Affiliate Company

On November 15, 2012 and December 14, 2012, the Group acquired 21% and 14% equity interest respectively in Second 2012 Affiliate Company for a total of 35% equity interest paid in cash for which RMB24,642,154 has been paid as of December 31, 2012 and a RMB4,285,000 payable recorded in "accrued expenses and other current liabilities" in the consolidated balance sheets. The Group recognizes its share of net income of investment in Second 2012 Affiliate Company on a one-quarter lag basis, as the financial statements of 2012 Affiliate Company were not available within a sufficient time period.

The carrying amount and share of net income for investment in Second 2012 Affiliate Company as of December 31, 2012 were as follows:

December 31,
2012
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	28,927,154
Share of net income in non-consolidated affiliate	-
Carrying value at the end of the year	28,927,154

In performing the purchase price allocation for acquiring a 35% interest in Second 2012 Affiliate Company in 2012, the Group considered, among other factors, analyses of historical financial performance and estimates of future performance of Second 2012 Affiliate Company's business. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent appraisal report and experience with similar assets and liabilities.

The purchase price of Second 2012 Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	752,396
Identifiable intangible assets	10,180,016
Deferred tax liabilities arising from the acquisition	(2,545,004)
Goodwill	20,539,746
Total purchase price	28,927,154

Identifiable intangible assets acquired were as follows:

	Fair value
	RMB	Useful lives
Trade name	10,180,016	Indefinite